Accounting Items that Identify the Compliance with Minimum Cash Requirements (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Minimum Cash Requirement Constitute by Bank

The items recognized by the Bank to constitute the minimum cash requirement effective for December 2018 are listed below, indicating the amounts as of month-end of the related items:

Description	Banco Macro SA	Banco del Tucumán SA
Cash and deposits in banks
Amounts in BCRA accounts	46,046,332	4,165,795
Other debt securities
BCRA Internal Bills computable for the minimum cash requirements	18,800,520
Government securities computable for the minimum cash requirements	7,158,360	785,400
Financial assets delivered as guarantee
Special guarantee accounts with the BCRA	5,330,580	389,109

Total	77,335,792	5,340,304